UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21457

Name of Fund:	BlackRock Bond Allocation Target Shares

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:	Donald C. Burke, Chief Executive Officer, BlackRock Bond Allocation Target Shares, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code:	(800) 441-7762

Date of fiscal year end:	09/30/2008

Date of reporting period:	10/01/2007 – 12/31/2007

Item 1 – Schedule of Investments

Series S Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Trust Preferred Stocks — 0.6%
Finance — 0.4%
Goldman Sachs Capital Trust II, Unsecured Notes,
5.89%(b)(c)	$175	$141,750
Lehman Brothers Holdings, Inc., Capital Securities,
6.37%(b)(c)	65	52,020

		193,770

Yankee — 0.2%
Finance — 0.2%
Credit Suisse (Guernsey), Unsecured Notes,
5.56%(b)(c)(d)	80	68,800

TOTAL TRUST PREFERRED STOCKS
(Cost $ 320,000)		262,570

Mortgage Pass-Throughs — 12.6%
Federal Home Loan Mortgage Assoc. ARM,
4.40%, 6/01/33(b)	53	52,376
Federal Home Loan Mortgage Corp. ARM,
5.43%, 7/01/34(b)	61	61,096
4.75%, 4/01/35(b)	625	624,467
4.72%, 8/01/35(b)	701	698,349
6.04%, 11/01/36(b)	1,113	1,131,367
Federal National Mortgage Assoc.,
6.50%, 10/01/37	194	199,611
Federal National Mortgage Assoc. ARM,
4.04%, 10/01/33(b)	191	190,094
4.27%, 1/01/34(b)	308	305,769
4.76%, 7/01/34(b)	95	95,272
4.86%, 6/01/35(b)	258	257,195
4.65%, 7/01/35(b)	274	273,792
5.33%, 10/01/35(b)	563	559,317
Government National Mortgage Assoc. II ARM,
5.00%, 10/20/34-11/20/34(b)	473	476,861
4.00%, 7/01/35(b)	650	652,255

TOTAL MORTGAGE PASS-THROUGHS
(Cost $ 5,558,041)		5,577,821

Collateralized Mortgage Obligations — 30.4%
Banc of America Funding Corp., Series 04-C, Class 4A1,
2.80%, 12/20/34(b)	37	36,617
Bear Stearns Mortgage Trust, Series 04-13, Class A1,
5.24%, 11/25/34(b)	23	22,382
Bear Stearns Mortgage Trust, Series 04-7, Class 4A,
5.31%, 10/25/34(b)	391	389,507
Countrywide Alternative Loan Trust, Series 05-28CB, Class 1A5,
5.50%, 8/25/35	64	64,068
Countrywide Home Loans, Series 04-HYB1, Class 2A,
4.22%, 5/20/34(b)	608	600,162
Federal Home Loan Mortgage Corp., Series 3128, Class BA,
5.00%, 1/15/24	736	738,019
Federal Home Loan Mortgage Corp., Series 3162, Class 0A,
6.00%, 10/15/26	784	794,600
Federal Home Loan Mortgage Corp., Series 3280, Class MA,
5.50%, 5/15/26	3,198	3,243,138
Federal National Mortgage Assoc. Series 06-99, Class PA,
5.50%, 5/25/30	1,542	1,562,912
Federal National Mortgage Assoc., Series 03-67, Class GL,
3.00%, 1/25/25	942	931,148
Federal National Mortgage Assoc., Series 05, Class PA,
5.50%, 9/25/24	320	321,026
Federal National Mortgage Assoc., Series 05-48, Class OH,
5.00%, 7/25/26	295	294,522
Federal National Mortgage Assoc., Series 06, Class 0A,
6.00%, 3/25/27	790	800,350
Federal National Mortgage Assoc., Series 06, Class JA,
5.50%, 5/25/20	190	191,224
Federal National Mortgage Assoc., Series 3186, Class NA,
6.00%, 7/15/27	422	428,892
First Horizon Commercial Mortgage Trust, Series 03-AR4, Class 2A1,
4.41%, 12/25/33	245	243,240
Goldman Sachs Residential Mortgage Loan Trust, Series 05, Class 1A1,
4.99%, 10/25/35(b)	247	248,212
JPMorgan Mortgage Trust, Series 06-A2, Class 5A3,
3.76%, 11/25/33(b)	451	447,502
JPMorgan Mortgage Trust, Series 07-A1, Class 4A1,
4.07%, 7/25/35(b)	908	901,058
Structured Mortgage Loan Trust, Series 04-6, Class 4A1,
4.84%, 6/25/34(b)	463	458,580
Wells Fargo Mortgage Backed Securities Trust, Series 04-EE, Class 2A1,
3.99%, 12/25/34(b)	132	130,588
Wells Fargo Mortgage Backed Securities Trust, Series 05-AR2, Class 2A1,
4.55%, 3/25/35(b)	661	656,980

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $13,412,302)		13,504,727

Commercial Mortgage Backed Securities — 13.3%
ARM Trust, Series 05-9, Class 5A1,
5.14%, 11/25/35(b)	37	33,371
Banc of America Mortgage Securities, Series 04-A, Class 2A2,
4.10%, 2/25/34(b)	464	460,687
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2,
7.32%, 10/15/32	500	528,168
Chase Manhattan Bank-First Union National Bank, Series 99-1, Class A2,
7.44%, 8/15/31	654	676,449
Commercial Mortgage Asset Trust, Series 99-C1, Class A3,
6.64%, 1/17/32	286	290,649
Credit Suisse First Boston Mortgage Securities Corp., Series 02, Class A3,
5.60%, 7/15/35	250	257,271
First Union National Bank Commercial Mortgage Trust, Series 00-C1, Class A2,
7.84%, 3/15/10	275	290,974

DECEMBER 31, 2007	1

Series S Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Mortgage Backed Securities (Continued)
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 98-C2, Class A2,
6.56%, 11/18/08	$341	$341,193
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 98, Class A2,
6.42%, 5/15/35	211	212,004
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99, Class A2,
6.18%, 5/15/33	248	249,712
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2,
7.72%, 3/15/33	218	228,335
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01, Class A3,
6.43%, 6/15/11	315	331,025
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIB2, Class A2,
6.24%, 10/15/10	119	120,563
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C7, Class A2,
4.06%, 8/15/10(b)	830	823,152
Morgan Stanley Dean Witter Capital I, Inc., Series 01, Class A4,
6.39%, 7/15/33	268	280,448
Salomon Brothers Mortgage Securities VII, Series 99-C1, Class A2,
7.08%, 1/18/09(b)	148	149,251
Salomon Brothers Mortgage Securities VII, Series 00-C3, Class A2,
6.59%, 10/18/10	500	519,883
Salomon Brothers Mortgage Securities VII, Series 02-KEY2, Class A2,
4.47%, 3/18/36	112	111,403

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $5,879,720)		5,904,538

Asset Backed Securities — 11.7%
Bear Stearns, Inc., Series 06-PC1, Class A1,
4.94%, 1/25/29(b)	5	4,566
Carrington Mortgage Loan Trust, Series 06-NC4, Class A1,
4.92%, 10/25/36(b)	294	292,369
Carrington Mortgage Loan Trust, Series 06-RFC1, Class A1,
4.90%, 5/25/36(b)	99	97,792
Chase Issuance Trust, Series 05, Class A5,
5.05%, 2/15/12(b)	900	897,466
Citibank Credit Card Issuance Trust, Series 06-A2, Class A2,
4.85%, 2/10/11	400	402,368
Ford Credit Auto Owner Trust, Series 06-A, Class A3,
5.05%, 3/15/10	350	350,478
GSAA Home Equity Trust, Series 04-11, Class 2A2,
5.11%, 12/25/34(b)	21	21,045
MBNA Credit Card Master Notes Trust, Series 03-A6, Class A6,
2.75%, 10/15/10	300	297,841
Nissan Auto Receivables Owner Trust, Series 06-C, Class A3,
5.44%, 4/15/10	500	502,569
Residential Asset Mortgage Products, Inc., Series 05-RZ4, Class A1,
4.99%, 11/25/35(b)	68	68,156
Residential Asset Securities Corp., Series 06-EMX6, Class A1,
4.92%, 10/25/30(b)	288	277,451
Residential Asset Securities Corp., Series 06-KS7, Class A1,
4.92%, 9/25/36(b)	242	240,407
Structured Asset Investment Loan Trust, Series 06-1, Class A1,
5.21%, 1/25/36(b)	54	54,084
Structured Asset Securities Corp., Series 06-WF2, Class A1,
4.94%, 7/25/36(b)	108	107,293
Student Loan Marketing Assoc. Student Loan Trust, Series 05-6, Class A5B,
5.09%, 7/27/26(b)	800	799,443
USAA Auto Owner Trust, Series 05-4, Class A4,
4.89%, 8/15/12	500	502,171
USAA Auto Owner Trust, Series 06-1, Class A3,
5.01%, 9/15/10	282	282,554

TOTAL ASSET BACKED SECURITIES
(Cost $5,207,583)		5,198,053

Corporate Bonds — 1.1%
Finance — 0.9%
John Deere Capital Corp., Unsecured Notes,
4.50%, 8/25/08(e)	400	398,857

Oil & Gas — 0.1%
Anadarko Petroleum Corp., Senior Unsecured Notes,
5.39%, 9/15/09(b)	50	49,226

Yankee — 0.1%
Oil & Gas — 0.1%
ConocoPhillips Funding Co. (Australia), Unsecured Notes,
5.34%, 4/09/09(b)(d)	19	18,971

TOTAL CORPORATE BONDS
(Cost $467,117)		467,054

	Par/Shares (000)
Short Term Investments — 30.3%
Federal Home Loan Bank, Discount Notes,
3.25%, 1/02/08(f)	7,000	6,999,368
Galileo Money Market Fund, 4.32%(g)	6,477	6,476,585

TOTAL SHORT TERM INVESTMENTS
(Cost $ 13,475,953)		13,475,953

TOTAL INVESTMENTS IN SECURITIES — 100.0%
(Cost $44,320,716(a))		44,390,716
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		3,472

NET ASSETS — 100.0%		$44,394,188

2	DECEMBER 31, 2007

Series S Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

(a)	Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$197,260
Gross unrealized depreciation	(127,260)

$70,000

(b)	Variable rate security. Rate shown is the rate as of December 31, 2007.
(c)	The security is a perpetual bond and has no stated maturity date.
(d)	U.S. dollar denominated security issued by foreign domiciled entity.
(e)	Security, or a portion thereof, pledged as collateral with a value of $349,000 on 194 long U.S. Treasury Note futures contracts, 1 short U.S. Treasury Bond futures contracts and 102 short U.S. Treasury Note futures contracts expiring March 2008. The notional value of such contracts on December 31, 2007 was $48,272,032, with an unrealized gain of $19,093 (including commissions of $653).
(f)	The rate shown is the effective yield at the time of purchase.
(g)	Represents current yield as of December 31, 2007.

DECEMBER 31, 2007	3

Series C Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Trust Preferred Stocks — 4.1%
Banks — 1.1%
Citigroup Capital XXI, Trust Preferred Securities,
8.30%, 12/21/77(b)	$3,000	$3,132,573
JPMorgan Chase Capital XXII, Capital Securities,
6.45%, 2/02/37	200	178,038
JPMorgan Chase Capital XXIII, Capital Securities,
5.87%, 5/15/47(b)	500	389,813
JPMorgan Chase Capital XXV, Capital Securities,
6.80%, 10/01/37	875	841,287
State Street Capital Trust IV, Capital Securities,
5.99%, 6/15/37(b)	1,075	833,988

		5,375,699
Finance — 0.8%
Financial Security Assurance Holdings Ltd., Junior Subordinated Debentures,
6.40%, 12/15/66(b)(c)	50	42,696
Lehman Brothers Holdings Capital Trust VII, Trust Preferred Securities,
5.86%(b)(d)	4,070	3,627,387
Rabobank Capital Funding Trust II, Capital Securities,
5.26%(c)(d)	75	69,876

		3,739,959

Insurance — 0.0%
Lincoln National Corp., Capital Securities,
7.00%, 5/17/66(b)	75	75,302

Yankee — 2.2%
Banks — 1.3%
Barclays Bank Plc (United Kingdom), Unsecured Notes,
5.93%(c)(d)(e)	100	93,048
7.43%(b)(c)(d)(e)	2,820	2,930,406
Royal Bank of Scotland Group Plc (United Kingdom), Preferred Stock,
6.99%(b)(c)(d)(e)	2,000	1,992,180
Royal Bank of Scotland Group Plc (United Kingdom), Subordinated Notes,
7.64%(b)(d)(e)	1,100	1,130,902

		6,146,536

Finance — 0.9%
Credit Suisse (Guernsey), Unsecured Notes,
5.86%(b)(d)(e)	4,760	4,261,143

TOTAL TRUST PREFERRED STOCKS
(Cost $20,704,529)		19,598,639

U.S. Government & Agency Obligations — 23.1%
U.S. Treasury Bonds,
4.75%, 2/15/37	2,720	2,846,649
U.S. Treasury Inflation Protected Bonds,
2.42%, 1/15/27	1,200	1,314,760
U.S. Treasury Notes,
4.75%, 2/15/10(f)	103,760	107,342,936

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $ 108,100,352)		111,504,345

Corporate Bonds — 92.5%
Aerospace — 0.9%
Lockheed Martin Corp., Unsecured Notes,
6.15%, 9/01/36	1,020	1,054,955
Northrop Grumman Corp., Debentures,
7.88%, 3/01/26	1,000	1,209,119
Northrop Grumman Corp., Senior Debentures,
7.75%, 2/15/31	75	91,939
Northrop Grumman Corp., Senior Unsecured Notes,
7.12%, 2/15/11	2,000	2,131,492
Raytheon Co., Unsecured Notes,
5.38%, 4/01/13	50	51,210

		4,538,715

Banks — 15.7%
Bank of America Corp., Senior Unsecured Notes,
4.50%, 8/01/10	5,000	5,002,450
5.38%, 8/15/11	2,205	2,248,749
6.00%, 9/01/17	3,000	3,065,016
Bank of America Corp., Subordinated Bank Notes,
6.10%, 6/15/17	4,700	4,803,348
Bank of America Corp., Subordinated Notes,
7.40%, 1/15/11	65	69,863
5.30%, 3/15/17	3,000	2,917,128
Bank of Oklahoma N.A., Unsecured Notes,
5.75%, 5/15/17(b)	1,650	1,637,404
BankBoston N.A., Subordinated Notes,
6.38%, 3/25/08	400	400,586
Citigroup, Inc., Senior Unsecured Notes,
3.50%, 2/01/08	500	499,358
5.30%, 1/07/16	4,375	4,290,191
6.00%, 8/15/17	1,500	1,530,357
5.88%, 5/29/37	880	821,271
Citigroup, Inc., Subordinated Notes,
5.50%, 2/15/17	75	72,889
5.88%, 2/22/33	20	18,254
Citigroup, Inc., Unsecured Notes,
4.12%, 2/22/10	65	64,049
4.62%, 8/03/10	1,600	1,591,275
5.85%, 12/11/34	1,300	1,197,773
HSBC Bank USA, Subordinated Notes,
4.62%, 4/01/14	9,750	9,343,337
JPMorgan Chase & Co., Senior Notes,
2.62%, 6/30/08	5,000	4,942,100
JPMorgan Chase & Co., Senior Unsecured Notes,
3.70%, 1/15/08	125	124,932
JPMorgan Chase & Co., Unsecured Notes,
6.00%, 1/15/18	2,050	2,085,637
JPMorgan Chase Bank N.A., Subordinated Notes,
6.00%, 7/05/17-10/01/17	8,075	8,189,061
M&I Marshall & Ilsley Bank, Senior Bank Notes,
5.12%, 6/16/10(b)	2,500	2,449,702
Northern Trust Corp., Subordinated Notes,
4.60%, 2/01/13	125	122,905
State Street Corp., Subordinated Notes,
7.65%, 6/15/10	50	53,360
U.S. Bank N.A., Subordinated Bank Notes,
6.38%, 8/01/11	2,500	2,621,963
U.S. Bank N.A., Senior Bank Notes,
4.40%, 8/15/08	550	547,771
U.S. Central Credit Union, Unsecured Notes,
2.75%, 5/30/08	50	49,560
UBS AG, Senior Notes,
5.88%, 12/20/17	3,400	3,423,953
Wachovia Bank N.A., Subordinated Notes,
6.60%, 1/15/38	975	979,895

4	DECEMBER 31, 2007

Series C Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Banks (Continued)
Wachovia Corp., Senior Notes,
4.38%, 6/01/10	$300	$296,017
Wachovia Corp., Senior Unsecured Notes,
5.75%, 6/15/17	1,500	1,490,829
Wachovia Corp., Subordinated Notes,
5.25%, 8/01/14	185	180,881
Wachovia Corp., Unsecured Notes,
5.11%, 3/15/11(b)	2,500	2,453,832
5.30%, 10/15/11	1,000	1,002,223
Wells Fargo & Co. Holdings Corp., Subordinated Notes,
6.25%, 4/15/08	370	370,455
Wells Fargo & Co., Unsecured Notes,
4.88%, 1/12/11	5,000	5,067,220

		76,025,594

Broadcasting — 1.6%
Cox Communications, Inc., Senior Unsecured Notes,
7.12%, 10/01/12	2,250	2,399,560
Cox Communications, Inc., Unsecured Notes,
4.62%, 6/01/13	3,000	2,870,130
News America, Inc., Senior Debentures,
7.28%, 6/30/28	75	80,599
News America, Inc., Senior Unsecured Notes,
6.40%, 12/15/35	2,500	2,529,115

		7,879,404

Business Services — 0.5%
Kimberly-Clark Corp., Senior Unsecured Notes,
6.62%, 8/01/37	2,000	2,213,660

Chemicals — 0.0%
E. I. DuPont de Nemours & Co., Senior Debentures,
6.50%, 1/15/28	40	42,216

Computer & Office Equipment — 0.8%
IBM Corp., Unsecured Notes,
5.70%, 9/14/17	3,575	3,695,699

Computer Software & Services — 0.7%
Intuit, Inc., Senior Unsecured Notes,
5.75%, 3/15/17	75	73,785
Oracle Corp., Unsecured Notes,
5.25%, 1/15/16	3,100	3,093,915

		3,167,700

Energy & Utilities — 5.5%
CenterPoint Energy, Inc., Senior Unsecured Notes,
5.95%, 2/01/17	50	49,535
Cleveland Electric Illuminating Co., Senior Unsecured Notes,
5.65%, 12/15/13	450	444,762
5.95%, 12/15/36	25	22,877
Consumers Energy Co., First Mortgage Bonds,
5.38%, 4/15/13	780	777,843
Consumers Energy Co., First Mortgage Notes,
5.50%, 8/15/16	550	544,987
DTE Energy Co., Senior Unsecured Notes,
6.35%, 6/01/16	1,550	1,602,455
Duke Energy Corp., First Mortgage Bonds,
3.75%, 3/05/08	2,000	1,994,522
4.50%, 4/01/10	1,250	1,254,471
Duke Energy Indiana, Inc., Senior Debentures,
5.00%, 9/15/13	1,420	1,390,035
Energy East Corp., Unsecured Notes,
6.75%, 7/15/36	2,050	2,072,839
Florida Power & Light Co., First Mortgage Bonds,
6.00%, 6/01/08	60	60,244
5.85%, 2/01/33	70	69,887
4.95%, 6/01/35	750	660,001
Florida Power Corp., First Mortgage Bonds,
5.90%, 3/01/33	1,000	991,879
Georgia Power Co., Senior Unsecured Notes,
5.25%, 12/15/15	1,050	1,051,048
Kiowa Power Partners LLC, Senior Secured Notes,
4.81%, 12/30/13	18	18,332
MidAmerican Energy Holdings Co., Debentures,
6.12%, 4/01/36	25	24,940
MidAmerican Energy Holdings Co., Senior Unsecured Notes,
5.80%, 10/15/36	75	72,828
NiSource Finance Corp., Unsecured Notes,
5.58%, 11/23/09(b)	25	24,759
Ohio Edison Co., Senior Unsecured Notes,
6.88%, 7/15/36	2,000	2,067,054
PECO Energy Co., First Mortgage Bonds,
5.95%, 10/01/36	490	484,492
Progress Energy Florida Inc., First Mortgage Bonds,
6.35%, 9/15/37	1,875	1,975,496
Progress Energy, Inc., Senior Unsecured Notes,
7.00%, 10/30/31	100	109,060
Virginia Electric and Power Co., Senior Unsecured Notes,
6.00%, 1/15/36	1,550	1,516,646
Virginia Electric and Power Co., Unsecured Notes,
5.40%, 1/15/16	3,000	2,983,743
Xcel Energy, Inc., Senior Unsecured Notes,
6.50%, 7/01/36	775	768,834
XTO Energy, Inc., Senior Unsecured Notes,
6.75%, 8/01/37	3,500	3,754,205

		26,787,774

Entertainment & Leisure — 2.7%
Comcast Cable Communications, Inc., Senior Notes,
7.62%, 4/15/08	100	100,590
Comcast Cable Communications, Inc., Senior Unsecured Notes,
6.75%, 1/30/11	4,115	4,302,171
Comcast Cable Holdings LLC, Senior Debentures,
7.88%, 2/15/26	50	56,502
Comcast Corp., Unsecured Notes,
6.50%, 11/15/35	3,000	3,061,317
Time Warner Cable, Inc., Unsecured Notes,
5.85%, 5/01/17	1,000	1,002,468
6.55%, 5/01/37	3,000	3,062,088
Time Warner Cos., Inc., Senior Debentures,
7.57%, 2/01/24	95	103,032
Time Warner, Inc., Senior Unsecured Notes,
6.75%, 4/15/11	100	104,154
6.88%, 5/01/12	1,000	1,053,009
Turner Broadcasting Corp., Senior Notes,
8.38%, 7/01/13	25	28,073

		12,873,404

Finance — 22.1%
Allstate Life Global Funding Trust, Secured Notes,
4.50%, 5/29/09	9,050	9,078,399
American Express Co., Senior Unsecured Notes,
4.75%, 6/17/09	550	550,164

DECEMBER 31, 2007	5

Series C Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Finance (Continued)
American General Finance Corp., Senior Unsecured Notes,
3.88%, 10/01/09(g)	$400	$395,368
American International Group, Inc., Senior Unsecured Notes,
5.85%, 1/16/18	3,375	3,397,099
The Bear Stearns Cos., Inc., Notes,
4.00%, 1/31/08	2,100	2,096,655
The Bear Stearns Cos., Inc., Senior Unsecured Notes,
6.95%, 8/10/12	3,275	3,367,355
The Bear Stearns Cos., Inc., Unsecured Notes,
3.25%, 3/25/09	500	484,157
6.40%, 10/02/17	1,325	1,280,162
Berkshire Hathaway Finance Corp., Senior Unsecured Notes,
4.12%, 1/15/10(g)	15,975	16,032,686
BHP Billiton Finance Ltd., Senior Unsecured Notes,
5.40%, 3/29/17	2,180	2,096,698
Boeing Capital Corp., Senior Unsecured Notes,
6.50%, 2/15/12	50	53,678
Credit Suisse First Boston USA, Inc., Senior Unsecured Notes,
3.88%, 1/15/09	5,000	4,958,420
General Electric Capital Corp., Senior Unsecured Notes,
6.12%, 2/22/11	1,300	1,358,936
6.75%, 3/15/32	90	102,184
General Electric Capital Corp., Unsecured Notes,
3.60%, 10/15/08	95	94,196
5.00%, 11/15/11	100	101,211
5.62%, 9/15/17	1,500	1,538,964
6.15%, 8/07/37	6,350	6,746,424
Golden West Financial Corp., Senior Unsecured Notes,
4.75%, 10/01/12	6,825	6,738,814
The Goldman Sachs Group, Inc., Senior Unsecured Notes,
5.25%, 10/15/13	12,425	12,429,262
The Goldman Sachs Group, Inc., Unsecured Notes,
5.35%, 1/15/16	350	346,808
6.25%, 9/01/17	1,500	1,560,450
Hartford Financial Services Group Inc., Senior Notes,
5.55%, 8/16/08	2,500	2,505,767
Lehman Brothers Holdings, Inc., Senior Unsecured Notes,
7.00%, 2/01/08	155	155,104
5.75%, 7/18/11	150	151,122
6.69%, 9/15/22(b)	1,200	1,197,204
Lehman Brothers Holdings, Inc., Subordinated Notes,
6.75%, 12/28/17	2,225	2,293,305
Lehman Brothers Holdings, Inc., Unsecured Notes,
5.25%, 2/06/12	430	425,480
6.00%, 7/19/12	5,600	5,702,110
Morgan Stanley, Senior Notes,
5.62%, 1/09/12	8,100	8,239,701
5.45%, 1/09/17	300	291,021
5.55%, 4/27/17	6,200	6,046,042
6.25%, 8/28/17	2,250	2,287,357
Morgan Stanley, Senior Unsecured Notes,
6.75%, 4/15/11	50	52,407
Morgan Stanley, Unsecured Notes,
5.05%, 1/21/11	200	199,978
Pricoa Global Funding I, Secured Notes,
5.40%, 10/18/12	2,125	2,203,823
UnitedHealth Group, Inc., Unsecured Notes,
5.80%, 3/15/36	45	41,163

		106,599,674

Food & Agriculture — 2.0%
Kellogg Co., Senior Unsecured Notes,
5.12%, 12/03/12	3,425	3,453,681
Kraft Foods, Inc., Senior Unsecured Notes,
5.62%, 11/01/11	1,615	1,651,619
6.50%, 8/11/17	2,075	2,146,683
6.12%, 2/01/18	2,500	2,519,112

		9,771,095

Insurance — 3.5%
American General Corp., Senior Unsecured Notes,
7.50%, 8/11/10	105	112,329
ASIF Global Financing, Unsecured Notes,
3.90%, 10/22/08	660	652,390
CHUBB Corp., Senior Unsecured Notes,
6.00%, 5/11/37	1,400	1,322,605
John Hancock Financial Services, Inc., Senior Unsecured Notes,
5.62%, 12/01/08	25	25,245
Lincoln National Corp., Senior Unsecured Notes,
6.15%, 4/07/36	1,500	1,436,028
Marsh & McLennan Co., Inc., Senior Unsecured Notes,
5.15%, 9/15/10	25	24,972
MetLife, Inc., Senior Notes,
5.38%, 12/15/12	4,400	4,434,822
MetLife, Inc., Senior Unsecured Notes,
6.12%, 12/01/11	1,200	1,244,357
Metropolitan Life Global Funding, Inc., Unsecured Notes,
2.60%, 6/19/08	50	49,468
4.25%, 7/30/09	200	200,122
Protective Life Corp., Secured Notes,
3.70%, 11/24/08	2,000	1,972,864
Prudential Financial, Inc., Senior Notes,
6.62%, 12/01/37	875	872,646
Prudential Financial, Inc., Unsecured Notes,
5.70%, 12/14/36	1,375	1,219,278
TIAA Global Markets, Senior Unsecured Notes,
3.88%, 1/22/08	50	49,993
TIAA Global Markets, Unsecured Notes,
5.12%, 10/10/12	1,700	1,732,752
WellPoint, Inc., Unsecured Notes,
5.00%, 12/15/14	1,825	1,748,188

		17,098,059

Manufacturing — 1.6%
Alcoa, Inc., Senior Unsecured Notes,
5.87%, 2/23/22	130	125,632
Cisco Systems, Inc., Senior Unsecured Notes,
5.25%, 2/22/11	1,550	1,589,150
Hewlett-Packard Co., Unsecured Notes,
5.25%, 3/01/12	2,000	2,048,566
Honeywell International, Inc., Senior Unsecured Notes,
5.30%, 3/15/17	1,835	1,837,496
Procter & Gamble Co., Unsecured Notes,
5.55%, 3/05/37	1,870	1,880,636

		7,481,480

6	DECEMBER 31, 2007

Series C Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Medical & Medical Services — 0.4%
Aetna, Inc., Senior Unsecured Notes,
6.62%, 6/15/36	$195	$193,051
Hospira, Inc., Unsecured Notes,
6.05%, 3/30/17	1,660	1,667,973

		1,861,024

Medical Instruments & Supplies — 0.2%
Johnson & Johnson, Unsecured Notes,
5.55%, 8/15/17	1,000	1,055,584

Metal & Mining — 0.5%
United States Steel Corp., Senior Unsecured Notes,
5.65%, 6/01/13	2,450	2,373,249

Miscellaneous Services — 0.4%
Kimberly-Clark Corp., Senior Notes,
6.12%, 8/01/17	2,025	2,133,540

Motor Vehicles — 0.8%
DaimlerChrysler N.A. Holding Corp., Notes,
4.75%, 1/15/08	135	134,970
DaimlerChrysler N.A. Holding Corp., Senior Unsecured Notes,
5.75%, 9/08/11	2,000	2,029,700
8.50%, 1/18/31	1,500	1,891,796
Nissan Motor Acceptance Corp., Unsecured Notes,
4.62%, 3/08/10	25	25,229

		4,081,695

Oil & Gas — 1.7%
Anadarko Petroleum Corp., Senior Unsecured Notes,
5.39%, 9/15/09(b)	2,040	2,008,429
5.95%, 9/15/16	3,000	3,054,690
6.45%, 9/15/36	1,195	1,216,911
Apache Corp., Unsecured Notes,
6.00%, 1/15/37	940	932,314
Devon Financing Corp., Senior Unsecured Notes,
6.88%, 9/30/11	90	96,380
Halliburton Co., Senior Unsecured Notes,
5.50%, 10/15/10	25	25,699
Nakilat, Inc., Senior Unsecured Notes,
6.07%, 12/31/33	25	22,811
Valero Energy Corp., Unsecured Notes,
6.62%, 6/15/37	875	881,189

		8,238,423

Paper & Forest Products — 0.2%
Weyerhaeuser Co., Debentures,
7.12%, 7/15/23	750	746,201

Pharmaceuticals — 4.4%
Abbott Laboratories, Unsecured Notes,
5.60%, 5/15/11	2,575	2,666,783
Bristol-Myers Squibb Co., Unsecured Notes,
5.88%, 11/15/36	1,500	1,490,587
Eli Lilly & Co., Unsecured Notes,
5.20%, 3/15/17	1,500	1,498,796
5.55%, 3/15/37	2,975	2,882,001
Merck & Co., Inc., Senior Unsecured Notes,
4.38%, 2/15/13	155	152,879
Merck & Co., Inc., Unsecured Notes,
5.75%, 11/15/36	3,500	3,480,194
Teva Pharmaceutical Finance Co. LLC, Senior Unsecured Notes,
5.55%, 2/01/16	2,400	2,371,654
Teva Pharmaceutical Finance Co. LLC, Unsecured Notes,
6.15%, 2/01/36	1,000	993,065
Wyeth, Unsecured Notes,
5.50%, 2/15/16	3,110	3,160,640
5.45%, 4/01/17	1,500	1,517,234
5.95%, 4/01/37	1,175	1,178,117

		21,391,950

Real Estate — 0.3%
AvalonBay Communities, Inc., Senior Unsecured Notes (REIT),
6.12%, 11/01/12	100	102,504
ERP Operating LP, Senior Notes,
6.58%, 4/13/15	1,200	1,236,835
The Rouse Co., Unsecured Notes (REIT),
5.38%, 11/26/13	25	21,591

		1,360,930

Retail Merchandising — 2.7%
CVS Caremark Corp., Senior Unsecured Notes,
4.00%, 9/15/09	75	73,592
CVS Caremark Corp., Unsecured Notes,
5.75%, 6/01/17	3,450	3,472,204
Federated Department Stores, Inc., Senior Unsecured Notes,
6.62%, 9/01/08	50	50,381
Home Depot, Inc., Senior Unsecured Notes,
4.62%, 8/15/10	125	124,166
May Department Stores Co., Unsecured Notes,
4.80%, 7/15/09	70	69,603
Target Corp., Senior Unsecured Notes,
7.50%, 8/15/10	200	214,031
Wal-Mart Stores, Inc., Senior Unsecured Notes,
6.88%, 8/10/09	2,000	2,090,234
Wal-Mart Stores, Inc., Unsecured Notes,
4.12%, 7/01/10	4,210	4,223,342
5.00%, 4/05/12	2,000	2,045,164
5.25%, 9/01/35	675	598,734

		12,961,451

Telecommunications — 4.9%
AT&T Broadband Corp., Unsecured Notes,
8.38%, 3/15/13	1,000	1,121,883
AT&T, Inc., Unsecured Notes,
5.62%, 6/15/16	1,500	1,517,124
6.45%, 6/15/34	60	61,840
6.50%, 9/01/37	2,775	2,901,757
BellSouth Capital Funding Corp., Senior Unsecured Notes,
7.75%, 2/15/10	3,130	3,330,896
6.55%, 6/15/34	3,000	3,102,912
BellSouth Capital Funding Corp., Unsecured Notes,
4.97%, 8/15/08(b)	5,000	4,992,015
Embarq Corp., Unsecured Notes,
8.00%, 6/01/36	500	526,918
Sprint Capital Corp., Senior Notes,
6.88%, 11/15/28	2,100	1,991,562
Sprint Capital Corp., Senior Unsecured Notes,
6.38%, 5/01/09	100	100,504
8.38%, 3/15/12	300	324,907
Sprint Nextel Corp., Unsecured Notes,
6.00%, 12/01/16	55	52,679

DECEMBER 31, 2007	7

Series C Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Telecommunications (Continued)
Verizon Communications, Inc., Unsecured Notes,
6.25%, 4/01/37	$2,625	$2,691,903
Verizon Global Funding Corp., Senior Unsecured Notes,
6.88%, 6/15/12	600	649,330
Verizon Maryland, Inc., Senior Debentures,
6.12%, 3/01/12	305	317,147

		23,683,377

Transportation — 1.2%
Burlington North Santa Fe Corp., Debentures,
5.65%, 5/01/17	1,075	1,068,756
Norfolk Southern Corp., Senior Unsecured Notes,
6.20%, 4/15/09	100	102,107
8.62%, 5/15/10	1,500	1,640,896
Union Pacific Corp., Unsecured Notes,
3.88%, 2/15/09	100	99,148
United Technologies Corp., Senior Unsecured Notes,
6.35%, 3/01/11	125	133,098
United Technologies Corp., Unsecured Notes,
6.05%, 6/01/36	2,650	2,726,548

		5,770,553

Yankee — 17.2%
Banks — 1.4%
Credit Agricole SA (France), Unsecured Notes,
6.64%(b)(c)(d)(e)	4,000	3,711,004
Royal Bank of Scotland Group Plc (United Kingdom), Subordinated Notes,
5.00%, 11/12/13(e)	3,000	2,995,881

		6,706,885

Energy & Utilities — 3.1%
Canadian Natural Resources (Canada), Unsecured Notes,
5.70%, 5/15/17(e)	220	218,661
6.25%, 3/15/38(e)	1,110	1,084,548
ConocoPhillips Funding Co. (Canada), Unsecured Notes,
5.30%, 4/15/12(e)	5,200	5,339,594
Nexen, Inc. (Canada), Unsecured Notes,
6.40%, 5/15/37(e)	1,025	1,023,280
Petro-Canada (Canada), Senior Unsecured Notes,
5.35%, 7/15/33(e)	1,000	890,319
Scottish Power Plc (United Kingdom), Unsecured Notes,
4.91%, 3/15/10(e)	2,050	2,040,672
5.38%, 3/15/15(e)	3,000	2,894,133
Suncor Energy, Inc. (Canada), Unsecured Notes,
6.50%, 6/15/38(e)	1,025	1,095,950
Trans-Canada Pipelines (Canada), Debentures,
5.85%, 3/15/36(e)	500	479,204

		15,066,361

Finance — 2.7%
Covidien International Finance SA (Luxembourg), Unsecured Notes,
6.00%, 10/15/17(e)	2,300	2,353,314
Diageo Capital Plc (United Kingdom), Unsecured Notes,
5.20%, 1/30/13(e)	4,775	4,796,798
EDP Finance BV (Netherlands) Senior Notes,
6.00%, 2/26/18(e)	1,475	1,438,621
Eksportfinans ASA (Norway), Unsecured Notes,
4.38%, 7/15/09(e)	100	100,584
EnCana Holdings Finance Corp. (Canada), Senior Unsecured Notes,
5.80%, 5/01/14(e)	2,050	2,100,543
5.90%, 12/01/17(e)	1,900	1,943,652
Rio Tinto Finance Ltd. (Australia), Unsecured Notes,
2.62%, 9/30/08(e)	50	49,124
Xstrata Finance Ltd. (Canada), Unsecured Notes,
5.80%, 11/15/16(e)	375	367,753

		13,150,389

Food & Agriculture — 0.8%
Tesco Plc (United Kingdom), Unsecured Notes,
5.50%, 11/15/17(e)	3,540	3,530,682

Manufacturing — 0.4%
AstraZeneca Plc (United Kingdom), Unsecured Notes,
5.90%, 9/15/17(e)	1,500	1,575,082
Siemens Financieringsmat (Netherlands), Unsecured Notes,
5.50%, 2/16/12(e)	100	102,886

		1,677,968

Metal & Mining — 0.1%
Alcan, Inc. (Canada), Unsecured Notes,
6.12%, 12/15/33(e)	525	509,399
Falconbridge Ltd. (Canada), Unsecured Notes,
6.00%, 10/15/15(e)	75	76,043

		585,442

Oil & Gas — 2.0%
ChevronTexaco Capital Co. (Canada), Senior Unsecured Notes,
3.38%, 2/15/08(e)	100	99,857
ConocoPhillips Funding Co. (Australia), Unsecured Notes,
5.34%, 4/09/09(b)(e)	19	18,971
Western Oil Sands, Inc. (Canada), Senior Secured Notes,
8.38%, 5/01/12(e)	8,650	9,647,397

		9,766,225

Telecommunications — 6.3%
America Movil SAB de CV (Mexico), Unsecured Notes,
6.38%, 3/01/35(e)	1,500	1,483,230
British Telecommunications Group Plc (United Kingdom), Senior Unsecured Notes,
8.62%, 12/15/30(b)(e)	750	992,719
Deutsche Telekom International Finance BV (Netherlands), Senior Unsecured Notes,
8.25%, 6/15/30(e)	1,500	1,871,628
France Telecom (France), Senior Unsecured Notes,
8.50%, 3/01/31(b)(e)	500	648,329
Rogers Wireless, Inc. (Canada), Senior Secured Notes,
7.50%, 3/15/15(e)	2,125	2,323,868
Telecom Italia Capital (Italy), Senior Unsecured Notes,
4.00%, 1/15/10(e)	75	73,458
5.25%, 11/15/13(e)	5,210	5,149,199
7.20%, 7/18/36(e)	1,500	1,653,846
Telecom Italia Capital (Italy), Unsecured Notes,
5.25%, 10/01/15(e)	100	97,425
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
7.04%, 6/20/36(e)	2,500	2,794,465

8	DECEMBER 31, 2007

Series C Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Yankee (Continued)
Telecommunications (Continued)
Telefonica Europe BV (Netherlands), Senior Unsecured Notes,
7.75%, 9/15/10(e)	$1,600	$1,712,565
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes,
7.75%, 2/15/10(e)	7,150	7,542,456
Vodafone Group Plc (United Kingdom), Unsecured Notes,
5.75%, 3/15/16(e)	2,000	2,014,874
6.15%, 2/27/37(e)	2,125	2,098,692

		30,456,754

Transportation — 0.4%
Canadian National Railway Co. (Canada), Senior Unsecured Notes,
6.38%, 10/15/11(e)	50	52,426
6.25%, 8/01/34(e)	2,000	2,017,516

		2,069,942

TOTAL CORPORATE BONDS
(Cost $443,996,480)		446,843,099

Taxable Municipal Bond — 0.0%
Illinois State Pension Funding General Obligation Bonds, Series 03,
5.10%, 6/01/33
(Cost $ 119,200)	125	121,412

	Number of Shares
Short Term Investments — 0.9%
Galileo Money Market Fund, 4.32%(h)
(Cost $4,468,143)	4,468,143	4,468,143

TOTAL INVESTMENTS IN SECURITIES — 120.6%
(Cost $577,388,704(a))		582,535,638
PAYABLE FOR REVERSE REPURCHASE AGREEMENTS — (21.6)%		(104,430,625)
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		4,985,787

NET ASSETS — 100.0%		$483,090,800

(a)	Cost for federal income tax purposes is $577,413,730. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$8,660,472
Gross unrealized depreciation	(3,538,564)

$5,121,908

(b)	Variable rate security. Rate shown is the rate as of December 31, 2007.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2007, the Portfolio held 1.8% of its net assets, with a current market value of $8,839,210, in securities restricted as to resale.
(d)	The security is a perpetual bond and has no stated maturity date.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Security, or a portion thereof, with a market value of $107,191,709, has been pledged as collateral for reverse repurchase agreements.
(g)	Security, or a portion thereof, pledged as collateral with a value of $2,357,731 on 430 short U.S. Treasury Note futures contracts and 295 short U.S. Treasury Bond futures contracts expiring March 2008. The notional value of such contracts on December 31, 2007 was $82,774,549, with unrealized gain of $455,194 (including commissions of $1,595).
(h)	Represents current yield as of December 31, 2007.

DECEMBER 31, 2007	9

Series M Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Mortgage Pass-Throughs — 25.4%
Federal National Mortgage Assoc.,
5.00%, 8/01/19	$598	$598,829
Federal National Mortgage Assoc. 30 Year TBA,
5.50%, 1/01/38	125,000	124,805,000

TOTAL MORTGAGE PASS-THROUGHS
(Cost $ 125,920,036)		125,403,829

Collateralized Mortgage Obligations — 5.7%
Federal Home Loan Mortgage Corp., Series 2945, Class BD,
5.50%, 10/15/34	2,928	2,984,562
Federal Home Loan Mortgage Corp., Series 3018, Class GN,
6.00%, 9/15/26	7,423	7,508,651
Federal Home Loan Mortgage Corp., Series 3138, Class PA,
5.50%, 2/15/27	2,050	2,073,053
Federal National Mortgage Assoc., Series 03-86, Class DL,
4.00%, 9/25/10	514	514,449
Federal National Mortgage Assoc., Series 06-129, Class PA,
5.50%, 7/25/28	5,571	5,636,785
Federal National Mortgage Assoc., Series 07-32, Class KP,
5.50%, 4/25/37	9,390	9,555,806

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $ 27,887,663)		28,273,306

Commercial Mortgage Backed Securities — 48.8%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2,
6.50%, 4/15/36	6,173	6,440,057
Banc of America Commercial Mortgage, Inc., Series 01-1, Class B,
6.67%, 4/15/36	175	185,151
Banc of America Commercial Mortgage, Inc., Series 01-PB1, Class A2,
5.79%, 8/11/11	4,682	4,822,244
Banc of America Commercial Mortgage, Inc., Series 02-2, Class B,
5.27%, 5/11/12	1,000	1,016,037
Banc of America Commercial Mortgage, Inc., Series 05-4, Class A5A,
4.93%, 7/10/45	750	727,484
Banc of America Commercial Mortgage, Inc., Series 06-2, Class A4,
5.74%, 5/10/45(b)	3,580	3,700,113
Banc of America Commercial Mortgage, Inc., Series 06-4, Class A4,
5.63%, 7/10/46(b)	5,000	5,105,450
Banc of America Commercial Mortgage, Inc., Series 06-6, Class A4,
5.36%, 10/10/45	265	265,623
Banc of America Commercial Mortgage, Inc., Series 07-2, Class A4,
5.87%, 4/10/49(b)	6,000	6,157,101
Banc of America Commercial Mortgage, Inc., Series 07-3, Class A4,
5.66%, 5/10/17(b)	3,950	4,038,272
Banc of America Commercial Mortgage, Inc., Series 07-5, Class A4,
5.49%, 2/10/49(b)	5,000	5,010,303
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2,
7.32%, 10/15/32	2,300	2,429,574
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-T16, Class A6,
4.75%, 10/13/14	5,000	4,921,006
Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PW10, Class A4,
5.40%, 12/11/40(b)	1,000	1,000,219
Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PWR8, Class A4,
4.67%, 6/11/41	1,000	955,607
Bear Stearns Commercial Mortgage Securities, Inc., Series 06-PW11, Class A4,
5.46%, 3/11/39(b)	5,000	5,074,526
Bear Stearns Commercial Mortgage Securities, Inc., Series 06-PW11, Class AJ,
5.46%, 3/11/39(b)	1,000	955,359
Bear Stearns Commercial Mortgage Securities, Inc., Series 06-PW13, Class A4,
5.54%, 9/11/41	775	786,827
Bear Stearns Commercial Mortgage Securities, Inc., Series 07-PW17, Class A4,
5.69%, 6/11/50	5,000	5,114,800
Chase Commercial Mortgage Securities Corp., Series 99-2, Class A2,
7.20%, 1/15/32	285	295,961
Chase Manhattan Bank-First Union National Bank, Series 99-1, Class A2,
7.44%, 8/15/31	374	386,542
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 06-CD3, Class A5,
5.62%, 10/15/48	500	509,731
Commercial Mortgage Asset Trust, Series 99-C1, Class A3,
6.64%, 1/17/32	191	193,766
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CF2, Class A4,
6.50%, 1/15/11	500	522,381
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKN2, Class A2,
5.94%, 9/15/11	4,611	4,726,752
Credit Suisse Mortgage Capital Certificates, Series 07-C2, Class A3,
5.54%, 1/15/49(b)	5,000	5,054,202
Credit Suisse Mortgage Capital Certificates, Series 07-C3, Class A4,
5.91%, 6/15/39(b)	2,930	3,012,919
Credit Suisse Mortgage Capital Certificates, Series 06-C4, Class A3,
5.47%, 8/15/16	5,000	5,039,069
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 99-CG2, Class A1B,
7.30%, 6/10/09	284	292,011
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B,
7.18%, 11/10/33	899	946,628
First Union National Bank Commercial Mortgage Trust, Series 99-C4, Class A2,
7.39%, 12/15/31	321	334,285
First Union National Bank Commercial Mortgage Trust, Series 00-C1, Class A2,
7.84%, 3/15/10	140	148,132

10	DECEMBER 31, 2007

Series M Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Mortgage Backed Securities (Continued)
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2,
7.20%, 10/15/32	$5,425	$5,723,060
First Union National Bank Commercial Mortgage Trust, Series 01-C3, Class A3,
6.42%, 6/15/11	289	302,042
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 98-C2, Class A2,
6.56%, 11/18/08	275	275,023
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 98-C2, Class B,
6.64%, 3/18/11	250	254,418
General Electric Capital Commercial Mortgage Corp., Series 01-2, Class A4,
6.29%, 8/11/33	1,030	1,077,792
General Electric Capital Commercial Mortgage Corp., Series 04-C2, Class A4,
4.89%, 3/10/40	390	388,317
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class E,
7.83%, 8/15/09(b)	5,000	5,253,312
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2,
7.72%, 3/15/33	339	355,188
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2,
7.46%, 8/16/33	2,432	2,563,840
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class B,
7.59%, 6/16/10(c)	1,000	1,066,418
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2,
6.96%, 9/15/35	4,545	4,798,291
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 01-C1, Class B,
6.67%, 4/15/34	390	412,127
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 02-C3, Class B,
5.10%, 7/10/39	1,000	1,008,696
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C1, Class B,
4.19%, 5/10/36	5,000	4,826,148
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class A2,
5.30%, 5/10/40(b)	3,465	3,563,924
Goldman Sachs Mortgage Securities Corp. II, Series 99-C1, Class B,
6.43%, 11/18/30	6,000	6,051,013
Goldman Sachs Mortgage Securities Corp. II, Series 04-GG2, Class A6,
5.40%, 8/10/38	275	280,814
Goldman Sachs Mortgage Securities Corp. II, Series 05-GG4, Class A4,
4.76%, 7/10/39	300	287,544
Goldman Sachs Mortgage Securities Corp. II, Series 07-GG10, Class A4,
5.99%, 8/10/45(b)	5,000	5,171,355
Greenwich Capital Commercial Funding Corp., Series 02-C1, Class B,
5.10%, 11/11/12	1,000	1,007,821
Greenwich Capital Commercial Funding Corp., Series 03-C1, Class A3,
3.86%, 7/05/35	250	242,874
Greenwich Capital Commercial Funding Corp., Series 05-GG3, Class A3,
4.57%, 8/10/42	70	68,487
Greenwich Capital Commercial Funding Corp., Series 05-GG5, Class AJ,
5.48%, 4/10/37(b)	1,000	943,394
Greenwich Capital Commercial Funding Corp., Series 06-GG7, Class A4,
5.91%, 7/10/38(b)	8,085	8,449,136
Greenwich Capital Commercial Funding Corp., Series 07-GG9, Class A4,
5.44%, 3/10/39	3,000	3,017,712
Heller Financial Commercial Mortgage Asset, Series 99-PH1, Class B,
6.75%, 5/15/31(b)	5,719	5,826,112
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01, Class A3,
6.43%, 6/15/11	4,945	5,196,571
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3,
5.86%, 10/12/35	3,240	3,355,541
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIBC Class B,
6.45%, 3/15/33	5,000	5,237,835
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIBC, Class A3,
6.26%, 3/15/33	228	236,095
JPMorgan Chase Commercial Mortgage Securities Corp., Series 05-CB12, Class A4,
4.90%, 9/12/37	280	270,987
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A4,
5.88%, 4/15/45(b)	3,505	3,646,821
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-LDP8, Class A4,
5.40%, 5/15/45	4,885	4,904,559
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-LDP9, Class A3,
5.34%, 5/15/47(b)(c)	800	797,018
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-CB19 Class A4,
5.94%, 2/12/49(b)	5,000	5,142,602
JPMorgan Commercial Mortgage Finance Corp., Series 00-C10, Class A2,
7.37%, 8/15/32	451	470,585
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C1, Class A2,
6.78%, 4/15/09	5,038	5,124,250
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C4, Class A2,
7.37%, 8/15/26	444	467,966
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-WM, Class A1,
6.16%, 7/14/11(d)	702	722,729
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C4, Class A4,
5.29%, 6/15/29(b)	220	226,015
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C3, Class A4,
5.66%, 3/15/39	355	363,578
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C6, Class A4,
5.37%, 9/15/39	1,000	1,003,445
Morgan Stanley Capital I, Inc., Series 99-FNV1, Class B,
6.66%, 3/15/31	3,000	3,048,986
Morgan Stanley Capital, Inc., Series 07-T27, Class A4,
5.65%, 6/13/42(b)	7,648	7,847,703

DECEMBER 31, 2007	11

Series M Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Mortgage Backed Securities (Continued)
Salomon Brothers Mortgage Securities VII, Series 00-C1, Class A2,
7.52%, 12/18/09	$258	$268,294
Salomon Brothers Mortgage Securities VII, Series 00-C2, Class A2,
7.46%, 4/18/10	1,705	1,727,599
Salomon Brothers Mortgage Securities VII, Series 00-C3, Class A2,
6.59%, 10/18/10	5,690	5,916,270
Salomon Brothers Mortgage Securities VII, Series 01-C1, Class A3,
6.43%, 3/18/11	5,000	5,213,572
Salomon Brothers Mortgage Securities VII, Series 01-C2, Class A3,
6.50%, 10/13/11	5,990	6,296,263
TIAA Commercial Mortgage Trust, Series 07-C4, Class A1,
5.69%, 8/15/39(b)	3,836	3,894,392
TIAA Commercial Mortgage Trust, Series 07-C4, Class A3,
6.10%, 8/01/27(b)	5,000	5,149,088
TIAA Retail Commercial LLC, Series 01-C1A, Class A4,
6.68%, 6/19/31(d)	3,550	3,636,509
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A4,
5.93%, 5/15/43(b)	5,000	5,162,436
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A5,
5.74%, 5/15/43(b)	1,000	1,033,190
Wachovia Bank Commercial Mortgage Trust, Series 06-C26, Class A3,
6.01%, 6/15/45	500	522,861
Wachovia Bank Commercial Mortgage Trust, Series 06-C28, Class A2,
5.50%, 10/15/48	400	403,558
Wachovia Bank Commercial Mortgage Trust, Series 06-C29, Class A4,
5.31%, 11/15/48	5,000	4,977,457
Wachovia Bank Commercial Mortgage Trust, Series 07-C32 Class A3,
5.93%, 6/01/49(b)	5,000	5,133,462

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $236,605,330)		240,781,227

Asset Backed Securities — 15.9%
Capital Auto Receivables Asset Trust, Series 06-1, Class A4,
5.04%, 5/17/10	2,825	2,837,236
Capital Auto Receivables Asset Trust, Series 06-2, Class A3A,
4.98%, 5/15/11(c)	4,525	4,541,136
Capital Auto Receivables Asset Trust, Series 07-1, Class A3A,
5.00%, 4/15/11	3,300	3,318,846
Chase Manhattan Auto Owner Trust, Series 05-B, Class A3,
4.84%, 7/15/09	55	55,151
Chase Manhattan Auto Owner Trust, Series 05-B, Class A4,
4.88%, 6/15/12	3,875	3,880,251
Chase Manhattan Auto Owner Trust, Series 06-B, Class A3,
5.13%, 5/15/11	8,000	8,030,940
Citibank Credit Card Master Trust I, Series 99-2, Class A,
5.88%, 3/10/11	200	203,683
DaimlerChrysler Auto Trust, Series 06, Class A3,
5.33%, 8/08/10	608	610,061
DaimlerChrysler Auto Trust, Series 06-C, Class A3,
5.02%, 7/08/10	1,100	1,102,874
Ford Credit Auto Owner Trust, Series 06-C, Class A3,
5.16%, 11/15/10	3,900	3,927,057
Harley-Davidson Motorcycle Trust, Series 05-3, Class A2,
4.41%, 6/15/12	6,675	6,657,228
Harley-Davidson Motorcycle Trust, Series 07-2, Class A3,
5.10%, 5/15/12	4,425	4,448,434
Honda Auto Receivables Owner Trust, Series 05-4, Class A4,
4.60%, 11/22/10	3,375	3,368,057
Honda Auto Receivables Owner Trust, Series 06-3, Class A3,
5.12%, 10/15/10	6,985	7,013,305
Nissan Auto Receivables Owner Trust, Series 06-C, Class A3,
5.44%, 4/15/10	4,735	4,759,331
Nissan Auto Receivables Owner Trust, Series 07-A, Class A3,
5.10%, 11/15/10	1,000	1,006,420
USAA Auto Owner Trust, Series 05-3, Class A4,
4.63%, 5/15/12	8,675	8,681,629
USAA Auto Owner Trust, Series 05-4, Class A3,
4.83%, 4/15/10	108	107,955
USAA Auto Owner Trust, Series 05-4, Class A4,
4.89%, 8/15/12	250	251,086
USAA Auto Owner Trust, Series 06-2, Class A4,
5.37%, 2/15/12	1,150	1,166,021
USAA Auto Owner Trust, Series 06-4, Class A3,
5.01%, 6/15/11	8,000	8,035,553
USAA Auto Owner Trust, Series 06-4, Class A4,
4.98%, 10/15/12	3,400	3,428,768
Wachovia Auto Owner Trust, Series 05-B, Class A4,
4.84%, 4/20/11	500	501,070
World Omni Auto Receivables Trust, Series 06-B, Class A4,
5.12%, 6/15/12	500	505,626

TOTAL ASSET BACKED SECURITIES
(Cost $77,881,243)		78,437,718

12	DECEMBER 31, 2007

Series M Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Par/Shares (000)	Value
Short Term Investments — 28.0%
Federal Home Loan Bank, Discount Notes,
3.25%, 1/02/08(e)	$60,000	$59,994,583
Galileo Money Market Fund, 4.32%(f)	78,463	78,463,047

TOTAL SHORT TERM INVESTMENTS
(Cost $ 138,457,630)		138,457,630

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENT — 123.8%
(Cost $ 606,751,902)		611,353,710

	Par (000)
Affiliated Investment — 1.1%
Commercial Mortgage Backed Security — 1.1%
Merrill Lynch-Countrywide Commercial Mortgage Trust, Series 06-3, Class A4,
5.41%, 7/12/46
(Cost $ 5,420,769)	5,475	5,505,788

TOTAL INVESTMENTS BEFORE MORTGAGE PASS-THROUGH TBA SALE COMMITMENT — 124.9%
(Cost $612,172,671(a))		616,859,498

Mortgage Pass-Through TBA Sale Commitment — (1.2)%
Federal National Mortgage Assoc. 30 Year,
5.50%, 1/01/38
(Proceeds $ 5,994,375)	(6,000)	(5,990,640)

TOTAL INVESTMENTS NET OF MORTGAGE PASS-THROUGH TBA SALE COMMITMENT — 123.7%
(Cost $ 606,178,296)		610,868,858
LIABILITIES IN EXCESS OF OTHER ASSETS — (23.7)%		(117,043,827)

NET ASSETS — 100.0%		$493,825,031

(a)	Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$5,472,044
Gross unrealized depreciation	(785,217)

$4,686,827

(b)	Variable rate security. Rate shown is the rate as of December 31, 2007.
(c)	Security, or a portion thereof, pledged as collateral with a value of $3,387,537 on 2,091 long U.S. Treasury Note futures contracts, 546 U.S. Treasury Bond futures contracts and 265 short U.S. Treasury Note futures contracts expiring March 2008. The notional value of such contracts on December 31, 2007 was $350,539,157, with unrealized loss of $215 (including commissions of $6,336).
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2007, the Portfolio held 0.9% of its net assets, with a current market value of $4,359,238, in securities restricted as to resale.
(e)	The rate shown is the effective yield at the time of purchase.
(f)	Represents current yield as of December 31, 2007.

DECEMBER 31, 2007	13

BlackRock Bond Allocation Target Shares
Schedule of Investments

KEY TO INVESTMENT ABBREVIATIONS

ARM	Adjustable Rate Mortgage
REIT	Real Estate Investment Trust
TBA	To Be Announced

14	DECEMBER 31, 2007

Item 2 – Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Allocation Target Shares

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Bond Allocation Target Shares

Date:	February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Bond Allocation Target Shares

Date:	February 21, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Bond Allocation Target Shares

Date:	February 21, 2008